Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Events after reporting period (Details) - Major legal changes
€ in Millions, zł in Millions
	Jul. 14, 2022 PLN (zł)	Jul. 14, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Payment Holidays Act, estimated impact on quarterly gross financial results	zł 1,400	€ 300
Payment Holidays Act, assumed percentage of eligible customers availing solution	50.00%	50.00%